RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital commitments
Total commitments	$ 861	$ 1,187
Less than 1 year
Capital commitments
Capital commitment, Property and equipment	555	689
Capital commitment, Intangible assets	40	32
Between 1 and 5 years
Capital commitments
Capital commitment, Property and equipment	262	448
Capital commitment, Intangible assets	$ 4	$ 18